Income Taxes - Schedule of Components of Income Tax Expense (Benefits) (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current Taxes					$ (278,320)	$ (305,673)
Deferred Taxes
Income Taxes Expense (Benefit)	$ (116,970)	$ (180,278)	$ (116,970)	$ (180,278)	$ (179,306)	$ (305,673)